Portfolio of Investments
CTIVP® – TCW Core Plus Bond Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 5.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO(a),(b)
Series 2015-AA Class AR2
3-month USD LIBOR + 1.140% Floor 1.140% 10/17/2034	3.880%	10,475,000	9,928,875
Aligned Data Centers Issuer LLC(a)
Series 2021-1A Class A2
08/15/2046	1.937%	7,600,000	6,479,939
Apidos CLO XXII(a),(b)
Series 2015-22A Class A1R
3-month USD LIBOR + 1.060% Floor 1.060% 04/20/2031	3.770%	8,000,000	7,794,496
BlueMountain Fuji US Clo I Ltd.(a),(b)
Series 2017-1A Class A1R
3-month USD LIBOR + 0.980% Floor 0.980% 07/20/2029	3.690%	9,000,000	8,794,341
Cedar Funding XII CLO Ltd.(a),(b)
Series 2020-12A Class A1R
3-month USD LIBOR + 1.130% Floor 1.130% 10/25/2034	3.913%	7,200,000	6,910,762
Cedar Funding XIV CLO Ltd.(a),(b)
Series 2021-14A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 07/15/2033	3.612%	8,765,000	8,451,520
CIFC Funding Ltd.(a),(b)
Series 2021-7A Class B
3-month USD LIBOR + 1.600% Floor 1.600% 01/23/2035	4.383%	9,300,000	8,652,776
Eaton Vance CLO Ltd.(a),(b)
Series 2019-1A Class AR
3-month USD LIBOR + 1.100% Floor 1.100% 04/15/2031	3.612%	9,100,000	8,806,434
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	3.884%	1,828,590	1,805,251
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	1,004,944	972,709
Henderson Receivables LLC(a)
Series 2014-2A Class A
01/17/2073	3.610%	2,188,879	2,022,684
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LCM(a),(b)
Series 2019A Class AR
3-month USD LIBOR + 1.240% Floor 1.240% 07/15/2027	3.752%	2,316,463	2,300,210
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	3.594%	3,973,549	3,865,368
Series 2014-3 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	3.704%	4,312,290	4,280,955
Series 2014-4 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	3.704%	3,088,660	3,067,488
Series 2015-2 Class A3
1-month USD LIBOR + 0.570% Floor 0.570% 11/26/2040	3.654%	7,982,821	7,911,460
Navient Student Loan Trust(a),(b)
Series 2016-2 Class A3
1-month USD LIBOR + 1.500% 06/25/2065	4.584%	7,441,181	7,391,110
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% Floor 0.950% 11/25/2048	4.034%	4,345,000	4,136,146
Neuberger Berman Loan Advisers CLO 43 Ltd.(a),(b)
Series 2021-43A Class B
3-month USD LIBOR + 1.600% Floor 1.600% 07/17/2035	4.340%	8,500,000	7,961,338
New Economy Assets Phase 1 Sponsor LLC(a)
Subordinated Series 2021-1 Class B1
10/20/2061	2.410%	8,935,000	7,466,082
Regatta XIII Funding Ltd.(a),(b)
Series 2018-2A Class A2
3-month USD LIBOR + 1.750% 07/15/2031	4.262%	3,500,000	3,261,381
Rockford Tower CLO Ltd.(a),(b)
Series 2020-1A Class A
3-month USD LIBOR + 1.280% 01/20/2032	3.990%	8,000,000	7,806,392
CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2022 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLC Student Loan Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.210% Floor 0.210% 03/15/2055	3.503%	268,918	234,802
SLM Student Loan Trust(b)
Series 2007-7 Class A4
3-month USD LIBOR + 0.330% Floor 0.330% 12/25/2022	3.113%	3,997,266	3,863,054
Series 2007-7 Class B
3-month USD LIBOR + 0.750% Floor 0.750% 10/27/2070	3.533%	1,990,000	1,673,054
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% Floor 1.650% 07/25/2023	4.433%	1,150,781	1,149,723
Series 2008-5 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/25/2073	4.633%	5,860,000	5,704,651
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% Floor 1.100% 07/25/2023	3.883%	4,197,113	4,118,876
Series 2008-8 Class A4
3-month USD LIBOR + 1.500% Floor 1.500% 04/25/2023	4.283%	998,314	996,475
Series 2008-9 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2083	5.033%	5,775,000	5,403,128
SLM Student Loan Trust(a),(b)
Series 2009-3 Class A
1-month USD LIBOR + 0.750% Floor 0.750% 01/25/2045	3.834%	2,282,475	2,229,030
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% Floor 0.170% 04/25/2040	2.953%	7,593,705	7,299,425
Total Asset-Backed Securities — Non-Agency (Cost $168,716,217)			162,739,935

Commercial Mortgage-Backed Securities - Agency 0.7%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K155 Class A3
04/25/2033	3.750%	6,990,000	6,481,877
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
04/01/2040	2.455%	4,525,000	3,211,852
Series 2001-M2 Class Z2
06/25/2031	6.300%	9,360	9,333
Government National Mortgage Association(c),(d)
Series 2012-55 Class IO
04/16/2052	0.000%	540,149	5
Government National Mortgage Association
Series 2020-193 Class AC
09/16/2062	1.250%	1,612,868	1,293,587
Series 2021-14 Class AB
06/16/2063	1.340%	1,941,592	1,495,144
Series 2021-2 Class AH
06/16/2063	1.500%	4,559,709	3,608,206
Series 2021-21 Class AH
06/16/2063	1.400%	3,200,494	2,490,765
Series 2021-31 Class B
01/16/2061	1.250%	3,346,868	2,503,877
Total Commercial Mortgage-Backed Securities - Agency (Cost $23,444,857)			21,094,646

Commercial Mortgage-Backed Securities - Non-Agency 3.9%

BFLD Trust(a),(b)
Series 2020-EYP Class A
1-month USD LIBOR + 1.150% Floor 1.150% 10/15/2035	3.968%	7,500,000	7,236,108
BPR Trust(a),(b)
Series 2022-OANA Class A
1-month Term SOFR + 1.898% Floor 1.898% 04/15/2037	4.743%	8,446,000	8,319,406
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class A
1-month USD LIBOR + 0.920% Floor 0.921% 10/15/2036	3.738%	10,047,921	9,897,331
Series 2022-CSMO Class A
1-month Term SOFR + 2.115% Floor 2.115% 06/15/2027	4.073%	6,925,000	6,890,614
Subordinated Series 2022-CSMO Class B
1-month Term SOFR + 3.141% Floor 3.141% 06/15/2027	5.099%	4,080,000	4,039,302
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	1,355,000	1,127,617

2	CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2022 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BXHPP Trust(a),(b)
Series 2021-FILM Class A
1-month USD LIBOR + 0.650% Floor 0.650% 08/15/2036	3.468%	8,878,000	8,371,994
BXSC Commercial Mortgage Trust(a),(b)
Series 2022-WSS Class D
1-month Term SOFR + 3.188% Floor 3.188% 03/15/2035	6.033%	8,939,000	8,446,760
CF Hippolyta Issuer LLC(a)
Series 2020-1 Class A1
07/15/2060	1.690%	10,081,354	8,954,615
DBJPM Mortgage Trust(a)
Series 2016-SFC Class A
08/10/2036	2.833%	3,700,000	3,244,165
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,770,000	2,384,090
Invitation Homes Trust(a),(b)
Series 2018-SFR4 Class A
1-month USD LIBOR + 1.100% Floor 1.000% 01/17/2038	4.093%	9,991,353	9,901,821
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,720,000	2,342,590
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2021-MHC Class A
1-month USD LIBOR + 0.800% Floor 0.800% 04/15/2038	3.618%	7,374,920	7,143,173
Manhattan West(a)
Series 2020-1MW Class A
09/10/2039	2.130%	3,470,000	2,907,860
MKT Mortgage Trust(a)
Series 2020-525M Class A
02/12/2040	2.694%	2,035,000	1,626,749
Progress Residential Trust(a)
Subordinated Series 2019-SRF4 Class G
10/17/2036	3.927%	2,541,000	2,413,105
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.961%	1,475,000	1,424,264
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month USD LIBOR + 1.150% Floor 1.150% 05/15/2038	3.968%	2,703,000	2,567,953
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
StorageMart Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class F
1-month Term SOFR + 3.350% Floor 3.350% 01/15/2039	6.196%	6,607,000	6,023,620
Wells Fargo Commercial Mortgage Trust
Series 2015-SG1 Class A4
09/15/2048	3.789%	10,705,477	10,138,265
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $121,714,540)			115,401,402

Common Stocks 0.1%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Intelsat Jackson Holdings SA(e),(f),(g)	2,750,000	3
Intelsat Jackson Holdings SA(e),(f),(g)	3,372,000	3
Intelsat Jackson Holdings SA(e),(f),(g)	5,923,000	6
Intelsat Jackson Series A, CVR(e),(f),(g)	11,998	0
Intelsat Jackson Series B, CVR(e),(f),(g)	11,998	0
Total		12
Total Communication Services		12
Financials 0.1%
Diversified Financial Services 0.1%
Intelsat Emergence SA(f)	114,573	3,150,758
Total Financials		3,150,758
Utilities 0.0%
Electric Utilities 0.0%
Homer City Holdings(f),(g)	32,056	1,763
Total Utilities		1,763
Total Common Stocks (Cost $5,832,928)		3,152,533

Corporate Bonds & Notes 29.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
Boeing Co. (The)
02/04/2024	1.433%	6,730,000	6,398,561
Airlines 0.2%
Delta Air Lines Pass-Through Trust
06/10/2028	2.000%	7,923,709	6,769,043

CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2022	3

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Automotive 0.0%
General Motors Co.
10/02/2023	4.875%	1,320,000	1,314,419
Banking 10.8%
American Express Co.
03/04/2027	2.550%	3,535,000	3,156,465
Bank of America Corp.(h)
12/20/2023	3.004%	8,937,000	8,891,744
07/22/2027	1.734%	12,270,000	10,526,186
06/14/2029	2.087%	9,300,000	7,550,741
02/07/2030	3.974%	4,925,000	4,395,262
04/22/2032	2.687%	1,100,000	857,161
10/20/2032	2.572%	7,650,000	5,856,921
02/04/2033	2.972%	1,737,000	1,360,758
Bank of America Corp.(b)
Subordinated
3-month USD LIBOR + 0.650% 12/01/2026	3.732%	1,000,000	947,505
Capital One Financial Corp.(h)
03/01/2030	3.273%	4,950,000	4,152,508
Citigroup, Inc.(h)
04/24/2025	3.352%	590,000	569,397
06/09/2027	1.462%	1,815,000	1,545,128
02/24/2028	3.070%	1,760,000	1,569,003
10/27/2028	3.520%	1,735,000	1,551,241
11/05/2030	2.976%	3,060,000	2,514,269
03/31/2031	4.412%	3,110,000	2,796,712
06/03/2031	2.572%	2,325,000	1,831,407
05/01/2032	2.561%	4,300,000	3,302,835
01/25/2033	3.057%	6,095,000	4,806,354
03/17/2033	3.785%	3,355,000	2,814,282
Credit Suisse Group AG(a),(h)
06/05/2026	2.193%	1,907,000	1,659,700
02/02/2027	1.305%	5,350,000	4,338,943
08/11/2028	6.442%	2,940,000	2,734,630
05/14/2032	3.091%	6,300,000	4,429,567
08/12/2033	6.537%	8,280,000	7,456,788
Discover Bank
08/08/2023	4.200%	4,000,000	3,968,742
DNB Bank ASA(a),(h)
09/16/2026	1.127%	645,000	563,497
03/30/2028	1.605%	5,000,000	4,172,583
Fifth Third Bancorp
05/05/2027	2.550%	4,635,000	4,124,606
Goldman Sachs Group, Inc. (The)
02/23/2023	3.200%	1,750,000	1,740,610
12/06/2023	1.217%	9,325,000	8,944,076
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(h)
09/29/2025	3.272%	2,930,000	2,791,779
12/09/2026	1.093%	1,092,000	943,120
03/09/2027	1.431%	12,950,000	11,146,075
10/21/2027	1.948%	9,195,000	7,856,867
07/21/2032	2.383%	5,140,000	3,882,720
10/21/2032	2.650%	2,525,000	1,934,595
HSBC Holdings PLC(h)
06/04/2026	2.099%	8,565,000	7,675,935
05/24/2027	1.589%	1,450,000	1,212,078
06/09/2028	4.755%	860,000	789,022
09/22/2028	2.013%	8,240,000	6,629,767
08/17/2029	2.206%	5,105,000	3,966,748
05/24/2032	2.804%	1,000,000	735,246
08/11/2033	5.402%	1,460,000	1,292,494
JPMorgan Chase & Co.(h)
10/15/2025	2.301%	2,830,000	2,654,147
12/10/2025	1.561%	5,705,000	5,230,657
04/22/2027	1.578%	4,495,000	3,885,575
02/24/2028	2.947%	2,290,000	2,029,389
10/15/2030	2.739%	2,320,000	1,890,666
04/22/2032	2.580%	1,090,000	843,553
11/08/2032	2.545%	3,720,000	2,827,899
01/25/2033	2.963%	6,650,000	5,237,790
Lloyds Banking Group PLC(h)
11/07/2023	2.907%	6,070,000	6,054,545
07/09/2025	3.870%	4,114,000	3,967,388
08/11/2033	4.976%	2,730,000	2,378,307
Lloyds Banking Group PLC
03/12/2024	3.900%	3,175,000	3,109,167
Macquarie Group Ltd.(a),(h)
01/12/2027	1.340%	5,000,000	4,281,246
01/14/2033	2.871%	4,360,000	3,309,273
06/21/2033	4.442%	2,220,000	1,899,933
Morgan Stanley(h)
05/30/2025	0.790%	970,000	892,968
10/21/2025	1.164%	2,745,000	2,501,493
05/04/2027	1.593%	5,470,000	4,725,766
07/20/2027	1.512%	10,255,000	8,744,990
04/28/2032	1.928%	8,020,000	5,897,393
10/20/2032	2.511%	955,000	730,992
Subordinated
09/16/2036	2.484%	2,755,000	1,974,149
04/20/2037	5.297%	870,000	784,005
Nationwide Building Society(a),(h)
03/08/2024	3.766%	4,465,000	4,421,578
02/16/2028	2.972%	4,305,000	3,706,073
Royal Bank of Scotland Group PLC(h)
03/22/2025	4.269%	6,935,000	6,739,694

4	CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Santander UK Group Holdings PLC(h)
11/15/2024	4.796%	8,860,000	8,737,991
03/15/2025	1.089%	7,235,000	6,679,547
08/21/2026	1.532%	465,000	402,925
06/14/2027	1.673%	2,185,000	1,811,397
01/11/2028	2.469%	1,035,000	861,915
UBS AG(a)
08/09/2024	0.700%	5,210,000	4,814,862
UBS Group AG(a),(h)
05/12/2026	4.488%	500,000	481,550
Wells Fargo & Co.(h)
04/30/2026	2.188%	11,945,000	10,919,895
06/02/2028	2.393%	4,905,000	4,205,532
03/02/2033	3.350%	15,385,000	12,504,146
07/25/2033	4.897%	4,375,000	4,024,454
04/04/2051	5.013%	4,010,000	3,442,080
Total			315,590,997
Brokerage/Asset Managers/Exchanges 0.3%
Charles Schwab Corp. (The)
03/03/2032	2.900%	5,300,000	4,376,876
Intercontinental Exchange, Inc.
09/15/2032	1.850%	3,937,000	2,874,286
03/15/2033	4.600%	1,065,000	992,702
Raymond James Financial, Inc.
07/15/2046	4.950%	1,030,000	907,029
Total			9,150,893
Cable and Satellite 0.9%
Cable One, Inc.(a)
11/15/2030	4.000%	755,000	587,761
CCO Holdings LLC/Capital Corp.(a)
02/01/2032	4.750%	1,787,000	1,394,495
CCO Holdings LLC/Holdings Capital Corp.(a)
01/15/2034	4.250%	4,000,000	2,888,410
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	5,300,000	4,081,214
04/01/2048	5.750%	4,189,000	3,387,255
07/01/2049	5.125%	1,335,000	985,100
03/01/2050	4.800%	2,745,000	1,963,267
04/01/2053	5.250%	2,875,000	2,196,808
Cox Communications, Inc.(a)
06/15/2031	2.600%	2,610,000	2,033,727
CSC Holdings LLC(a)
02/01/2028	5.375%	855,000	745,783
02/15/2031	3.375%	1,150,000	810,572
Intelsat Jackson Holdings SA(a)
03/15/2030	6.500%	6,965,000	5,919,755
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Time Warner Cable LLC
09/01/2041	5.500%	850,000	671,513
Total			27,665,660
Chemicals 0.1%
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	5,060,000	4,239,431
Construction Machinery 0.0%
OT Merger Corp.(a)
10/15/2029	7.875%	425,000	277,423
Consumer Cyclical Services 0.0%
WASH Multifamily Acquisition, Inc.(a)
04/15/2026	5.750%	350,000	322,986
Consumer Products 0.2%
Clorox Co. (The)
05/01/2032	4.600%	2,500,000	2,343,856
Spectrum Brands, Inc.(a)
03/15/2031	3.875%	4,000,000	2,724,963
Total			5,068,819
Diversified Manufacturing 0.2%
GE Capital International Funding Co. Unlimited Co.
11/15/2035	4.418%	3,838,000	3,442,833
General Electric Co.(b)
3-month USD LIBOR + 0.380% 05/05/2026	3.212%	1,886,000	1,781,135
General Electric Co.
03/15/2032	6.750%	930,000	1,005,440
Total			6,229,408
Electric 1.7%
AEP Transmission Co. LLC
12/01/2047	3.750%	1,600,000	1,203,286
04/01/2050	3.650%	305,000	225,201
Appalachian Power Co.
05/15/2033	5.950%	3,225,000	3,220,622
Duke Energy Carolinas LLC
12/15/2041	4.250%	900,000	753,483
Duke Energy Corp.
06/15/2031	2.550%	3,120,000	2,442,851
08/15/2032	4.500%	1,390,000	1,257,194
09/01/2046	3.750%	1,110,000	786,617
Duke Energy Progress LLC
04/01/2052	4.000%	500,000	391,328
Entergy Louisiana LLC
04/01/2025	3.780%	5,900,000	5,686,060

CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2022	5

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Eversource Energy
07/01/2027	4.600%	3,135,000	3,031,247
Florida Power & Light Co.
03/01/2049	3.990%	1,500,000	1,225,275
ITC Holdings Corp.
07/01/2023	4.050%	1,740,000	1,724,913
11/15/2027	3.350%	1,000,000	909,184
Metropolitan Edison Co.(a)
04/15/2025	4.000%	3,000,000	2,849,317
01/15/2029	4.300%	1,752,000	1,634,681
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	400,000	312,945
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.270% 02/22/2023	3.254%	3,700,000	3,690,565
NextEra Energy Capital Holdings, Inc.
07/15/2027	4.625%	2,790,000	2,698,353
Northern States Power Co.
08/15/2045	4.000%	2,250,000	1,827,800
Oncor Electric Delivery Co. LLC(a)
06/01/2052	4.600%	2,945,000	2,619,561
PacifiCorp
07/01/2025	3.350%	2,000,000	1,916,142
PECO Energy Co.
05/15/2052	4.600%	2,690,000	2,368,767
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	6,950,000	6,185,826
Total			48,961,218
Environmental 0.1%
Republic Services, Inc.
03/01/2030	2.300%	1,324,000	1,088,018
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	1,750,000	1,549,265
Total			2,637,283
Finance Companies 1.0%
AerCap Ireland Capital DAC/Global Aviation Trust
10/01/2025	4.450%	3,070,000	2,906,139
10/29/2028	3.000%	6,350,000	5,119,510
01/30/2032	3.300%	3,650,000	2,753,189
Air Lease Corp.
03/01/2025	3.250%	2,810,000	2,632,217
07/01/2025	3.375%	4,500,000	4,209,182
Avolon Holdings Funding Ltd.(a)
02/15/2027	3.250%	2,035,000	1,715,043
11/18/2027	2.528%	3,398,000	2,687,154
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FirstCash, Inc.(a)
01/01/2030	5.625%	1,850,000	1,582,519
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	5,335,000	5,301,900
02/15/2024	5.500%	733,000	717,369
Total			29,624,222
Food and Beverage 1.3%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%	5,935,000	5,143,797
Anheuser-Busch InBev Worldwide, Inc.
04/15/2048	4.600%	1,850,000	1,533,560
Bacardi Ltd.(a)
05/15/2025	4.450%	3,375,000	3,239,845
Constellation Brands, Inc.
05/09/2032	4.750%	2,870,000	2,687,542
JBS USA LUX SA/Food Co./Finance, Inc.(a)
02/02/2029	3.000%	1,565,000	1,277,458
12/01/2031	3.750%	2,570,000	2,052,543
12/01/2052	6.500%	4,280,000	3,796,888
Kraft Heinz Foods Co.
06/04/2042	5.000%	1,414,000	1,228,141
10/01/2049	4.875%	1,680,000	1,387,986
Kraft Heinz Foods Co. (The)
07/15/2045	5.200%	6,570,000	5,712,491
Pilgrim’s Pride Corp.(a)
04/15/2031	4.250%	1,800,000	1,443,928
03/01/2032	3.500%	2,215,000	1,670,595
Post Holdings, Inc.(a)
03/01/2027	5.750%	1,700,000	1,623,381
04/15/2030	4.625%	3,500,000	2,874,353
Smithfield Foods, Inc.(a)
09/13/2031	2.625%	1,500,000	1,108,511
Total			36,781,019
Gaming 0.8%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	400,000	306,852
Churchill Downs, Inc.(a)
01/15/2028	4.750%	465,000	404,210
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	1,050,000	1,004,288
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	4,120,000	4,051,692
09/01/2024	3.350%	1,315,000	1,248,249
06/01/2025	5.250%	1,930,000	1,867,978
04/15/2026	5.375%	755,000	721,956
06/01/2028	5.750%	870,000	818,766
01/15/2029	5.300%	2,325,000	2,112,414

6	CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
01/15/2030	4.000%	1,615,000	1,342,407
01/15/2031	4.000%	50,000	40,909
01/15/2032	3.250%	93,000	69,778
VICI Properties LP
02/15/2030	4.950%	165,000	149,194
05/15/2032	5.125%	3,210,000	2,847,703
05/15/2052	5.625%	1,774,000	1,467,823
VICI Properties LP/Note Co., Inc.(a)
06/15/2025	4.625%	270,000	254,172
09/01/2026	4.500%	1,010,000	926,377
02/01/2027	5.750%	1,195,000	1,125,603
02/15/2027	3.750%	95,000	83,062
01/15/2028	4.500%	575,000	512,140
02/15/2029	3.875%	1,930,000	1,622,419
Total			22,977,992
Health Care 1.8%
Becton Dickinson and Co.
06/06/2024	3.363%	626,000	609,071
Cigna Corp.
08/15/2038	4.800%	5,000,000	4,436,909
10/15/2047	3.875%	1,190,000	868,087
CommonSpirit Health
10/01/2025	1.547%	5,000,000	4,438,387
10/01/2030	2.782%	1,575,000	1,255,264
CVS Health Corp.
07/20/2035	4.875%	1,095,000	990,818
07/20/2045	5.125%	1,780,000	1,557,869
03/25/2048	5.050%	8,170,000	7,192,322
Dentsply Sirona, Inc.
06/01/2030	3.250%	801,000	621,252
Embecta Corp.(a)
02/15/2030	5.000%	1,800,000	1,546,145
Encompass Health Corp.
04/01/2031	4.625%	3,750,000	2,965,736
Fresenius Medical Care US Finance III, Inc.(a)
12/01/2026	1.875%	3,755,000	3,090,666
HCA, Inc.
04/15/2025	5.250%	488,000	478,782
06/15/2026	5.250%	4,480,000	4,335,455
06/15/2029	4.125%	4,000,000	3,524,932
09/01/2030	3.500%	5,236,000	4,326,650
07/15/2031	2.375%	1,125,000	833,506
06/15/2047	5.500%	2,405,000	2,026,920
06/15/2049	5.250%	4,500,000	3,654,578
HCA, Inc.(a)
03/15/2027	3.125%	1,000,000	882,955
03/15/2032	3.625%	1,120,000	907,386
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	850,000	682,587
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
07/15/2024	4.625%	241,000	233,184
Universal Health Services, Inc.(a)
09/01/2026	1.650%	1,890,000	1,583,578
Total			53,043,039
Healthcare Insurance 0.6%
Centene Corp.
12/15/2027	4.250%	2,155,000	1,969,849
07/15/2028	2.450%	8,542,000	6,946,490
Humana, Inc.
04/01/2030	4.875%	1,333,000	1,277,509
Molina Healthcare, Inc.(a)
06/15/2028	4.375%	4,438,000	4,007,007
11/15/2030	3.875%	2,000,000	1,678,338
UnitedHealth Group, Inc.
12/15/2048	4.450%	1,245,000	1,053,945
05/15/2050	2.900%	457,000	298,341
Total			17,231,479
Healthcare REIT 0.2%
Healthcare Realty Holdings LP
01/15/2028	3.625%	142,000	124,752
Healthcare Trust of America Holdings LP
08/01/2026	3.500%	2,367,000	2,184,308
07/01/2027	3.750%	1,545,000	1,420,686
03/15/2031	2.000%	1,880,000	1,386,668
Total			5,116,414
Independent Energy 0.1%
Hess Corp.
02/15/2041	5.600%	2,000,000	1,752,911
Occidental Petroleum Corp.(i)
10/10/2036	0.000%	470,000	241,955
Total			1,994,866
Integrated Energy 0.0%
Shell International Finance BV
05/10/2046	4.000%	1,012,000	806,684
Life Insurance 0.8%
Athene Global Funding(a),(b)
SOFR + 0.700% 05/24/2024	3.660%	3,780,000	3,707,874
Athene Global Funding(a)
06/29/2026	1.608%	3,760,000	3,197,618
03/08/2027	3.205%	1,550,000	1,370,440
01/07/2029	2.717%	1,770,000	1,431,061
Metropolitan Life Global Funding I(a)
08/25/2029	4.300%	5,500,000	5,130,948

CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2022	7

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
New York Life Insurance Co.(a)
Subordinated
05/15/2050	3.750%	3,235,000	2,438,361
Teachers Insurance & Annuity Association of America(a)
Subordinated
05/15/2050	3.300%	3,035,000	2,104,493
Teachers Insurance & Annuity Association of America(a),(h)
Subordinated
09/15/2054	4.375%	3,920,000	3,768,913
Total			23,149,708
Media and Entertainment 0.6%
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	4,750,000	943,310
Magallanes, Inc.(a)
03/15/2032	4.279%	35,000	28,818
03/15/2042	5.050%	6,975,000	5,220,749
03/15/2052	5.141%	10,465,000	7,604,475
Take-Two Interactive Software, Inc.
04/14/2032	4.000%	3,355,000	2,912,906
Total			16,710,258
Midstream 0.9%
Enbridge Energy Partners LP
10/15/2025	5.875%	2,500,000	2,534,848
Energy Transfer Operating LP
06/01/2027	5.500%	341,000	332,126
04/15/2049	6.250%	3,065,000	2,737,684
05/15/2050	5.000%	1,350,000	1,054,920
Energy Transfer Partners LP
03/15/2045	5.150%	3,048,000	2,412,304
12/15/2045	6.125%	2,400,000	2,097,304
Enterprise Products Operating LLC
02/15/2045	5.100%	1,255,000	1,074,647
EQM Midstream Partners LP
07/15/2028	5.500%	695,000	595,215
Galaxy Pipeline Assets Bidco Ltd.(a)
03/31/2034	2.160%	409,326	336,204
Plains All American Pipeline LP/Finance Corp.
09/15/2030	3.800%	2,175,000	1,823,000
Rockies Express Pipeline LLC(a)
05/15/2025	3.600%	1,808,000	1,631,550
07/15/2029	4.950%	910,000	781,748
04/15/2040	6.875%	1,890,000	1,541,320
Sabine Pass Liquefaction LLC
05/15/2030	4.500%	3,266,000	2,976,195
Sunoco Logistics Partners Operations LP
05/15/2045	5.350%	925,000	746,145
10/01/2047	5.400%	1,750,000	1,419,664
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	2,037,000	1,713,054
Total			25,807,928
Office REIT 0.5%
Hudson Pacific Properties LP
11/01/2027	3.950%	2,621,000	2,321,648
02/15/2028	5.950%	585,000	560,513
01/15/2030	3.250%	315,000	250,093
Kilroy Realty LP
11/15/2033	2.650%	628,000	439,224
Piedmont Operating Partnership LP
06/01/2023	3.400%	4,815,000	4,753,546
SL Green Operating Partnership LP
10/15/2022	3.250%	7,000,000	6,996,243
Total			15,321,267
Oil Field Services 0.2%
Transocean Phoenix 2 Ltd.(a)
10/15/2024	7.750%	996,300	965,116
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	1,073,625	980,241
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	1,152,000	1,082,845
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%	1,650,000	1,518,333
Total			4,546,535
Other Financial Institutions 0.1%
ORIX Corp.
09/13/2032	5.200%	3,065,000	2,924,718
Other Industry 0.0%
PowerTeam Services LLC(a)
12/04/2025	9.033%	961,000	773,755
Other REIT 0.1%
American Assets Trust LP
02/01/2031	3.375%	3,650,000	2,899,914
Lexington Realty Trust
10/01/2031	2.375%	1,895,000	1,380,882
Total			4,280,796
Packaging 0.3%
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	582,000	547,013
Berry Global, Inc.
01/15/2026	1.570%	5,900,000	5,156,995

8	CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	3,250,000	2,932,959
08/15/2027	8.500%	310,000	274,142
Total			8,911,109
Paper 0.1%
Weyerhaeuser Co.
03/09/2033	3.375%	3,535,000	2,872,573
Pharmaceuticals 0.8%
AbbVie, Inc.
03/15/2035	4.550%	530,000	476,185
05/14/2035	4.500%	5,852,000	5,221,235
11/06/2042	4.400%	280,000	232,464
05/14/2045	4.700%	1,000,000	849,545
05/14/2046	4.450%	1,425,000	1,163,881
11/21/2049	4.250%	1,000,000	802,415
Bayer US Finance II LLC(a)
07/15/2024	3.375%	2,860,000	2,760,510
12/15/2025	4.250%	2,780,000	2,665,587
12/15/2028	4.375%	2,579,000	2,358,506
06/25/2038	4.625%	2,925,000	2,427,938
06/25/2048	4.875%	6,145,000	5,053,957
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	800,000	617,846
Total			24,630,069
Property & Casualty 0.9%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	335,000	290,300
Aon Corp./Global Holdings PLC
02/28/2052	3.900%	3,545,000	2,614,501
Arthur J. Gallagher & Co.
03/09/2052	3.050%	2,240,000	1,382,788
Berkshire Hathaway Finance Corp.
01/15/2051	2.500%	1,000,000	598,841
03/15/2052	3.850%	4,465,000	3,428,566
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	3,225,000	3,330,429
Farmers Exchange Capital II(a),(h)
Subordinated
11/01/2053	6.151%	3,810,000	3,681,808
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	5.583%	6,815,000	6,821,581
Willis North America, Inc.
09/15/2029	2.950%	3,595,000	2,957,579
Total			25,106,393
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Railroads 0.0%
Union Pacific Corp.
02/14/2042	3.375%	1,750,000	1,332,657
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2030	4.000%	856,000	673,925
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	350,000	266,241
Total			940,166
Retailers 0.1%
Alimentation Couche-Tard, Inc.(a)
01/25/2030	2.950%	331,000	271,761
Magic MergeCo, Inc.(a)
05/01/2029	7.875%	3,655,000	2,108,413
Rent-A-Center, Inc.(a)
02/15/2029	6.375%	350,000	273,219
Total			2,653,393
Technology 0.7%
Broadcom, Inc.(a)
11/15/2035	3.137%	3,100,000	2,173,504
CommScope, Inc.(a)
09/01/2029	4.750%	1,500,000	1,222,911
Global Payments, Inc.
08/15/2052	5.950%	3,150,000	2,768,483
Lenovo Group Ltd.(a)
07/27/2032	6.536%	1,580,000	1,459,525
NCR Corp.(a)
10/01/2028	5.000%	814,000	643,021
04/15/2029	5.125%	1,000,000	749,490
Oracle Corp.
03/25/2031	2.875%	1,425,000	1,122,537
07/15/2036	3.850%	260,000	194,659
04/01/2050	3.600%	3,400,000	2,127,254
03/25/2051	3.950%	4,468,000	2,966,186
S&P Global, Inc.(a)
08/01/2028	4.750%	2,500,000	2,443,902
Tencent Holdings Ltd.(a)
04/22/2051	3.840%	3,570,000	2,411,592
TSMC Global Ltd.(a)
07/22/2032	4.625%	650,000	616,486
Total			20,899,550

CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2022	9

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2022 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tobacco 0.7%
BAT Capital Corp.
08/15/2037	4.390%	3,870,000	2,764,764
08/15/2047	4.540%	6,792,000	4,524,193
03/16/2052	5.650%	1,730,000	1,323,148
Imperial Brands Finance PLC(a)
02/11/2023	3.500%	2,005,000	1,991,758
07/26/2024	3.125%	4,145,000	3,957,009
07/26/2026	3.500%	950,000	859,150
Reynolds American, Inc.
08/15/2035	5.700%	1,185,000	1,000,267
08/15/2045	5.850%	4,180,000	3,277,844
Total			19,698,133
Wireless 1.4%
Sprint Corp.
09/15/2023	7.875%	270,000	273,770
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2025	4.738%	10,146,875	10,007,614
03/20/2028	5.152%	4,880,000	4,796,581
T-Mobile US, Inc.
02/15/2026	2.250%	1,970,000	1,764,548
04/15/2026	2.625%	5,424,000	4,904,237
04/15/2027	3.750%	2,625,000	2,426,288
04/15/2030	3.875%	6,375,000	5,649,500
02/15/2031	2.550%	2,340,000	1,853,732
04/15/2040	4.375%	3,000,000	2,453,289
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	1,212,000	916,040
Vodafone Group PLC
05/30/2048	5.250%	3,110,000	2,560,451
06/19/2049	4.875%	4,340,000	3,424,656
Total			41,030,706
Wirelines 1.2%
AT&T, Inc.
12/01/2033	2.550%	4,285,000	3,188,776
05/15/2035	4.500%	620,000	536,739
03/01/2037	5.250%	5,640,000	5,207,145
03/01/2039	4.850%	2,796,000	2,424,778
12/15/2042	4.300%	1,000,000	791,255
05/15/2046	4.750%	3,360,000	2,814,996
09/15/2055	3.550%	2,375,000	1,559,611
12/01/2057	3.800%	7,120,000	4,817,508
C&W Senior Financing DAC(a)
09/15/2027	6.875%	480,000	390,609
Level 3 Financing, Inc.(a)
03/01/2027	3.400%	1,040,000	870,635
11/15/2029	3.875%	9,220,000	7,282,848
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lumen Technologies, Inc.(a)
06/15/2029	5.375%	3,750,000	2,788,054
Verizon Communications, Inc.
03/21/2031	2.550%	1,845,000	1,472,948
Total			34,145,902
Total Corporate Bonds & Notes (Cost $1,027,386,741)			877,937,472

Foreign Government Obligations(j) 1.6%

Azerbaijan 0.0%
Southern Gas Corridor CJSC(a)
03/24/2026	6.875%	600,000	589,951
Bahrain 0.0%
Bahrain Government International Bond(a)
01/26/2026	7.000%	415,000	415,750
Brazil 0.1%
Brazilian Government International Bond
06/06/2025	2.875%	1,700,000	1,591,925
06/12/2030	3.875%	925,000	766,408
Total			2,358,333
Chile 0.1%
Chile Government International Bond
01/31/2031	2.450%	561,000	450,081
01/27/2032	2.550%	489,000	384,107
07/27/2033	2.550%	260,000	195,007
Empresa de Transporte de Pasajeros Metro SA(a)
05/07/2030	3.650%	520,000	449,091
Total			1,478,286
Colombia 0.1%
Colombia Government International Bond
01/28/2026	4.500%	1,640,000	1,504,742
01/30/2030	3.000%	1,340,000	963,463
Ecopetrol SA
04/29/2030	6.875%	400,000	336,980
Total			2,805,185
Dominican Republic 0.0%
Dominican Republic International Bond(a)
01/30/2030	4.500%	300,000	236,537
09/23/2032	4.875%	820,000	615,616
Total			852,153

10	CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2022 (Unaudited)
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Egypt 0.0%
Egypt Government International Bond(a)
10/06/2025	5.250%	750,000	582,923
03/01/2029	7.600%	400,000	278,852
Total			861,775
Guatemala 0.0%
Guatemala Government Bond(a)
06/01/2030	4.900%	250,000	218,335
10/07/2033	3.700%	306,000	224,778
Total			443,113
Hong Kong 0.1%
Airport Authority(a)
01/12/2052	3.250%	3,635,000	2,651,723
Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%	1,100,000	756,740
Indonesia 0.1%
Indonesia Government International Bond
02/14/2030	2.850%	701,000	597,610
PT Pertamina Persero(a)
08/25/2030	3.100%	1,443,000	1,177,031
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	1,100,000	1,084,123
Total			2,858,764
Kazakhstan 0.0%
KazMunayGas National Co. JSC(a)
04/19/2027	4.750%	300,000	249,979
04/24/2030	5.375%	234,000	184,594
KazTransGas JSC(a)
09/26/2027	4.375%	400,000	335,911
Total			770,484
Malaysia 0.1%
Petronas Capital Ltd.(a)
04/21/2030	3.500%	1,600,000	1,446,682
01/28/2032	2.480%	900,000	723,886
Total			2,170,568
Mexico 0.3%
Mexico Government International Bond
01/11/2028	3.750%	2,000,000	1,841,912
05/24/2031	2.659%	2,496,000	1,919,932
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Petroleos Mexicanos
09/21/2047	6.750%	3,348,000	1,864,791
01/23/2050	7.690%	5,375,000	3,286,713
01/28/2060	6.950%	1,730,000	956,570
Total			9,869,918
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	700,000	647,443
Panama 0.1%
Panama Government International Bond
01/23/2030	3.160%	1,486,000	1,212,692
09/29/2032	2.252%	300,000	210,994
Total			1,423,686
Paraguay 0.0%
Paraguay Government International Bond(a)
01/29/2033	2.739%	1,465,000	1,054,233
Peru 0.1%
Peruvian Government International Bond
08/25/2027	4.125%	347,000	328,151
06/20/2030	2.844%	482,000	394,535
01/23/2031	2.783%	400,000	318,161
12/01/2032	1.862%	200,000	141,002
Total			1,181,849
Philippines 0.1%
Philippine Government International Bond
05/05/2030	2.457%	770,000	644,736
06/10/2031	1.648%	550,000	419,708
Total			1,064,444
Qatar 0.1%
Qatar Energy(a)
07/12/2031	2.250%	600,000	482,326
Qatar Government International Bond(a)
04/23/2028	4.500%	1,956,000	1,929,327
04/16/2030	3.750%	790,000	741,317
Total			3,152,970
Romania 0.0%
Romanian Government International Bond(a)
02/14/2031	3.000%	1,140,000	810,868
Saudi Arabia 0.1%
Saudi Arabian Oil Co.(a)
11/24/2025	1.625%	200,000	179,767

CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2022	11

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2022 (Unaudited)
Foreign Government Obligations(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Saudi Government International Bond(a)
10/26/2026	3.250%	900,000	854,287
03/04/2028	3.625%	725,000	682,985
10/22/2030	3.250%	610,000	547,776
Total			2,264,815
South Africa 0.1%
Republic of South Africa Government International Bond
10/12/2028	4.300%	900,000	748,354
09/30/2029	4.850%	1,650,000	1,360,118
Total			2,108,472
Turkey 0.0%
Turkey Government International Bond
03/23/2023	3.250%	1,070,000	1,057,940
United Arab Emirates 0.1%
Abu Dhabi Government International Bond(a)
09/30/2029	2.500%	2,014,000	1,749,352
DP World Crescent Ltd.(a)
09/26/2028	4.848%	940,000	905,871
Total			2,655,223
Uruguay 0.0%
Uruguay Government International Bond
01/23/2031	4.375%	825,000	790,189
Total Foreign Government Obligations (Cost $59,365,596)			47,094,875

Inflation-Indexed Bonds 0.3%

United States 0.3%
U.S. Treasury Inflation-Indexed Bond
07/15/2032	0.625%	4,032,953	3,665,299
02/15/2052	0.125%	5,710,023	3,617,271
Total			7,282,570
Total Inflation-Indexed Bonds (Cost $7,233,335)			7,282,570

Municipal Bonds 0.7%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2019B
10/01/2034	3.555%	930,000	784,257
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 0.1%
University of Michigan
Revenue Bonds
Taxable
Series 2022A
04/01/2052	3.504%	1,795,000	1,375,646
Hospital 0.2%
Regents of the University of California Medical Center
Revenue Bonds
Taxable
Series 2020N
05/15/2060	3.256%	6,865,000	4,493,699
Local General Obligation 0.3%
City of New York
Unlimited General Obligation Bonds
Build America Bonds
Series 2009
10/01/2031	5.206%	2,400,000	2,398,358
Series 2010
10/01/2024	5.047%	5,000,000	5,009,349
Total			7,407,707
Special Non Property Tax 0.1%
New York City Transitional Finance Authority
Refunding Revenue Bonds
Future Tax Secured
Subordinated Series 2020B-3
08/01/2035	2.000%	2,000,000	1,367,036
New York City Transitional Finance Authority Future Tax
Secured Revenue Bonds
Build America Bonds
Series 2010
08/01/2037	5.508%	2,110,000	2,154,831
Total			3,521,867
Transportation 0.0%
Metropolitan Transportation Authority
Revenue Bonds
Taxable Green Bonds
Series 2020C-2
11/15/2049	5.175%	970,000	862,635
Turnpike / Bridge / Toll Road 0.0%
North Texas Tollway Authority
Taxable Refunding Revenue Bonds
First Tier
Series 2021
01/01/2034	2.430%	1,500,000	1,142,000
Total Municipal Bonds (Cost $24,096,332)			19,587,811

12	CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Agency 35.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2031- 01/01/2050	3.000%	34,641,106	30,773,291
09/01/2032- 01/01/2050	3.500%	75,889,249	69,617,301
07/01/2035- 10/01/2048	5.000%	2,008,370	1,997,492
04/01/2036- 09/01/2039	6.000%	136,059	139,997
06/01/2038- 01/01/2040	5.500%	370,456	382,504
03/01/2039- 10/01/2048	4.500%	4,687,841	4,573,798
08/01/2044- 01/01/2049	4.000%	5,213,077	4,951,646
12/01/2051- 04/01/2052	2.500%	28,953,775	24,354,369
03/01/2052- 04/01/2052	2.000%	31,980,106	25,948,260
CMO Series 360 Class 250
11/15/2047	2.500%	1,706,295	1,538,005
Federal Home Loan Mortgage Corp.(b),(d)
CMO Series 2980 Class SL
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 11/15/2034	3.882%	221,565	20,719
Federal Home Loan Mortgage Corp.(d)
CMO Series 4037 Class PI
04/15/2027	3.000%	168,376	5,622
CMO Series 4093 Class IA
03/15/2042	4.000%	2,157,500	498,415
Federal National Mortgage Association
12/01/2025- 06/01/2049	3.500%	15,900,411	14,585,807
06/01/2032- 04/01/2052	3.000%	22,740,003	20,257,032
05/01/2033- 08/01/2039	5.000%	122,413	122,121
11/01/2038- 11/01/2040	6.000%	1,666,592	1,743,227
10/01/2040- 04/01/2052	2.000%	104,433,874	85,716,817
08/01/2043- 07/01/2047	4.000%	16,051,909	15,219,140
02/01/2046- 08/01/2048	4.500%	6,273,263	6,073,868
12/01/2051- 02/01/2052	2.500%	73,700,986	62,051,540
CMO Series 2013-13 Class PH
04/25/2042	2.500%	2,558,937	2,383,741
CMO Series 2018-54 Class KA
01/25/2047	3.500%	935,542	904,571
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-86 Class JA
05/25/2047	4.000%	641,320	617,664
CMO Series 2018-94D Class KD
12/25/2048	3.500%	681,274	640,455
CMO Series 2019-1 Class KP
02/25/2049	3.250%	1,367,845	1,258,666
Federal National Mortgage Association(b),(d)
CMO Series 2006-8 Class HL
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2036	3.616%	676,786	58,312
CMO Series 2013-81 Class NS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 10/25/2042	3.116%	196,081	7,708
Federal National Mortgage Association(d)
CMO Series 2013-45 Class IK
02/25/2043	3.000%	138,940	17,078
Government National Mortgage Association
08/15/2033- 08/20/2048	4.500%	5,622,965	5,501,642
04/15/2035- 10/20/2047	5.000%	3,025,456	3,012,916
07/15/2040- 10/20/2048	4.000%	6,664,708	6,316,669
04/20/2046- 07/20/2049	3.500%	17,994,401	16,622,885
11/20/2046- 10/20/2049	3.000%	11,248,021	10,062,678
Government National Mortgage Association(i),(k)
CMO Series 2006-26 Class
06/20/2036	0.000%	18,691	16,124
Government National Mortgage Association TBA(l)
10/20/2052	2.500%	45,525,000	39,111,488
Uniform Mortgage-Backed Security TBA(l)
10/13/2052- 11/14/2052	2.000%	171,550,000	138,851,543
10/13/2052- 11/14/2052	2.500%	196,900,000	164,853,849
10/13/2052	3.000%	81,250,000	70,703,369
10/13/2052	3.500%	23,550,000	21,193,160
10/13/2052	4.000%	32,850,000	30,479,924
10/13/2052	4.500%	95,175,000	90,661,623
10/13/2052	5.000%	59,475,000	57,932,669
Total Residential Mortgage-Backed Securities - Agency (Cost $1,101,125,657)			1,031,779,705

CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2022	13

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency 8.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-R8 Class M3
1-month USD LIBOR + 0.765% Floor 0.510% 10/25/2035	3.849%	4,841,143	4,807,791
BCAP LLC Trust(b)
CMO Series 2007-AA1 Class 2A1
1-month USD LIBOR + 0.180% Floor 0.180% 03/25/2037	3.264%	4,878,842	4,361,631
BRAVO Residential Funding Trust(a),(c)
CMO Series 2021-A Class A1
10/25/2059	1.991%	7,971,922	7,550,281
CMO Series 2021-B Class A1
04/01/2069	2.115%	3,479,274	3,303,171
CIM Group(a),(c)
CMO Series 2020-R7 Class A1A
12/27/2061	2.250%	8,653,577	7,966,913
CIM Trust(a),(c)
CMO Series 2019-R4 Class A1
10/25/2059	3.000%	6,924,251	6,519,528
CMO Series 2020-R3 Class A1A
01/26/2060	4.000%	7,830,019	7,500,974
CMO Series 2020-R4 Class A1A
06/25/2060	3.300%	9,339,953	8,766,960
CMO Series 2020-R6 Class A1A
12/25/2060	2.250%	5,427,233	4,959,059
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	7,314,962	6,892,474
CMO Series 2021-NR3 Class A1
06/25/2057	2.566%	4,422,372	4,139,529
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	11,839,891	10,584,688
CMO Series 2021-R5 Class A1A
08/25/2061	2.000%	9,257,760	7,931,919
CMO Series 2022-I1 Class A1
02/25/2067	4.350%	7,829,538	7,417,708
CitiMortgage Alternative Loan Trust
CMO Series 2006-A5 Class 1A12
10/25/2036	6.000%	1,038,452	907,988
Countrywide Alternative Loan Trust(b)
CMO Series 2005-76 Class 1A1
1-year MTA + 1.480% Floor 1.480% 01/25/2036	2.852%	2,488,958	2,234,499
Countrywide Alternative Loan Trust(c)
CMO Series 2006-HY12 Class A5
08/25/2036	3.566%	3,402,919	3,094,547
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates(c)
CMO Series 2004-AR5 Class 2A1
06/25/2034	3.080%	127,253	126,815
Credit Suisse Mortgage Capital Certificates(a),(c)
CMO Series 2015-5R Class 1A1
09/27/2046	1.779%	174,756	172,360
Credit Suisse Mortgage Capital Trust(a),(c)
CMO Series 2021-RP11 Class PT
10/25/2061	3.768%	10,403,491	8,517,035
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	5,634,624	5,306,074
CMO Series 2022-RPL3 Class A1
03/25/2061	3.608%	13,769,181	13,377,554
CSMCM Trust(a)
CMO Series 2021-RP11 Class CERT
10/27/2061	3.778%	441,404	364,023
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2006-14 Class 2A3
1-month USD LIBOR + 0.240% Floor 0.240% 02/25/2037	3.564%	3,271,222	3,142,031
First Horizon Alternative Mortgage Securities Trust(c)
CMO Series 2005-AA10 Class 2A1
12/25/2035	2.773%	1,304,721	1,082,102
CMO Series 2005-AA7 Class 2A1
09/25/2035	3.713%	811,627	714,932
CMO Series 2005-AA8 Class 2A1
10/25/2035	3.837%	1,806,546	1,234,573
First Horizon Alternative Mortgage Securities Trust
CMO Series 2006-FA8 Class 1A11
02/25/2037	6.000%	787,757	349,207
GMAC Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 2A1
11/19/2035	3.012%	1,233,727	1,131,021
GS Mortgage-Backed Securities Trust(a)
CMO Series 2018-RPL1 Class A1A
10/25/2057	3.750%	4,885,841	4,705,804
GSR Mortgage Loan Trust(c)
CMO Series 2005-AR6 Class 4A5
09/25/2035	4.144%	199,733	187,865
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200% 11/19/2036	3.193%	8,845,040	7,273,216

14	CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2022 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
IndyMac Index Mortgage Loan Trust(b)
CMO Series 2006-AR27 Class 1A3
1-month USD LIBOR + 0.540% Floor 0.270%, Cap 10.500% 10/25/2036	3.624%	3,474,980	1,665,363
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.585% Floor 0.585% 05/25/2035	3.669%	4,815,939	4,752,528
JPMorgan Mortgage Trust(a),(c)
CMO Series 2021-13 Class A3
04/25/2052	2.500%	10,515,665	8,358,311
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A
1-month USD LIBOR + 0.150% Floor 0.150% 11/25/2036	3.234%	4,321,398	3,033,020
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-2 Class A2C
1-month USD LIBOR + 0.240% Floor 0.240% 05/25/2037	3.564%	3,317,799	2,563,295
Merrill Lynch Mortgage-Backed Securities Trust(b)
CMO Series 2007-2 Class 1A1
1-year CMT + 2.400% Floor 2.400% 08/25/2036	3.772%	700,181	627,450
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-2AR Class A
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.000% 04/25/2035	3.344%	425,758	401,265
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month USD LIBOR + 0.560% Floor 0.280%, Cap 11.500% 10/25/2035	3.644%	1,205,910	1,132,817
New Century Home Equity Loan Trust(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.675% Floor 0.675%, Cap 12.500% 03/25/2035	3.759%	2,729,442	2,705,236
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-10 Class A1
10/25/2026	2.487%	9,731,851	8,815,059
CMO Series 2021-7 Class A1
08/25/2026	1.867%	15,583,229	14,593,518
CMO Series 2022-1 Class A1
02/25/2027	3.720%	15,233,516	14,391,599
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-4 Class A1
08/25/2027	5.000%	3,842,917	3,697,955
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2022-RN2 Class A1
06/25/2052	5.000%	10,078,178	9,627,683
CMO Series 2022-RN3 Class A1
08/25/2052	5.000%	11,448,395	10,885,134
PRPM LLC(a),(c)
CMO Series 2021-11 Class A1
11/25/2026	2.487%	5,794,599	5,350,959
RALI Trust(c)
CMO Series 2005-QA8 Class CB21
07/25/2035	4.107%	992,037	584,575
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR3 Class 12A1
1-month USD LIBOR + 0.440% Floor 0.220%, Cap 10.500% 05/25/2036	3.524%	5,001,796	4,148,259
Verus Securitization Trust(a),(c)
CMO Series 2021-7 Class A1
10/25/2066	1.829%	7,482,241	6,299,244
WaMu Mortgage Pass-Through Certificates Trust(c)
CMO Series 2003-AR10 Class A7
10/25/2033	3.024%	353,114	335,558
CMO Series 2003-AR9 Class 1A6
09/25/2033	4.142%	286,615	269,652
CMO Series 2005-AR4 Class A5
04/25/2035	2.983%	459,461	425,213
CMO Series 2007-HY2 Class 1A1
12/25/2036	3.342%	1,857,166	1,703,783
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month USD LIBOR + 0.520% Floor 0.260%, Cap 10.500% 11/25/2045	3.604%	1,716,290	1,574,912
CMO Series 2006-AR11 Class 1A
1-year MTA + 0.960% Floor 0.960% 09/25/2046	2.332%	3,288,176	2,740,295
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	2.312%	2,159,835	1,911,812
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $277,973,477)			259,218,767

CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2022	15

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2022 (Unaudited)
Senior Loans 1.8%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(m)
Tranche E Term Loan
1-month USD LIBOR + 2.250% 05/30/2025	5.924%	917,016	878,538
Tranche F Term Loan
1-month USD LIBOR + 2.250% 12/09/2025	5.924%	264,288	252,802
Total			1,131,340
Airlines 0.0%
American Airlines, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 1.750% 01/29/2027	4.871%	345,475	316,973
United AirLines, Inc.(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 04/21/2028	6.533%	449,674	428,378
Total			745,351
Automotive 0.1%
Clarios Global LP(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.250% 04/30/2026	6.365%	2,163,296	2,041,611
Cable and Satellite 0.1%
Charter Communications Operating LLC(b),(m)
Tranche B2 Term Loan
3-month USD LIBOR + 1.750% 02/01/2027	4.870%	243,108	233,585
CSC Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.250% 07/17/2025	5.068%	638,212	606,704
DirectTV Financing LLC(b),(m)
Term Loan
1-month USD LIBOR + 5.000% Floor 0.750% 08/02/2027	8.115%	1,715,350	1,593,783
Virgin Media Bristol LLC(b),(m)
Tranche N Term Loan
3-month USD LIBOR + 2.500% 01/31/2028	5.318%	1,750,000	1,667,365
Total			4,101,437
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Consumer Cyclical Services 0.1%
Amentum Government Services Holdings LLC(b),(m)
Tranche 1 1st Lien Term Loan
1-month USD LIBOR + 4.000% 01/29/2027	7.798%	364,499	346,882
Prepaid Legal Services, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.500% 12/15/2028	6.820%	514,074	487,085
Prime Security Services Borrower LLC(b),(m),(n)
Tranche B1 1st Lien Term Loan
1-month USD LIBOR + 2.750% Floor 0.750% 09/23/2026	5.303%	473,294	457,690
Safe Fleet Holdings LLC(b),(m)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 02/23/2029	6.926%	198,023	186,141
Spin Holdco, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 03/04/2028	7.144%	958,045	838,088
TruGreen LP(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 11/02/2027	7.115%	337,645	318,231
Total			2,634,117
Consumer Products 0.1%
Acuity Specialty Products, Inc.(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 4.000% Floor 1.000% 08/12/2024	7.674%	1,113,308	960,228
AI Aqua Merger Sub, Inc.(b),(m),(n)
Delayed Draw Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 07/31/2028	4.922%	77,136	71,593
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 07/31/2028	4.922%	339,400	315,007
Total			1,346,828

16	CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.0%
Homer City Generation LP(b),(g),(m)
Term Loan
3-month USD LIBOR + 13.000% Floor 1.000% 04/05/2023	12.000%	287,595	158,177
Electric 0.0%
Vistra Operations Co. LLC(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 12/31/2025	4.841%	339,455	327,302
Finance Companies 0.1%
Avolon Borrower 1 LLC(b),(m)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 01/15/2025	4.764%	175,812	171,380
Tranche B5 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2027	5.264%	2,468,593	2,400,707
DTI Holdco, Inc.(b),(m)
1st Lien Term Loan
1-month Term SOFR + 4.750% 04/26/2029	7.327%	96,068	90,836
Total			2,662,923
Food and Beverage 0.1%
Naked Juice LLC(b),(m)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/24/2029	6.903%	1,882,737	1,721,914
Gaming 0.0%
Caesars Resort Collection LLC(b),(m)
Tranche B Term Loan
3-month USD LIBOR + 2.750% 12/23/2024	5.865%	5,880	5,733
Fertitta Entertainment LLC(b),(m)
Tranche B Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 01/27/2029	7.034%	661,597	612,665
J&J Ventures Gaming LLC(b),(m)
Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 04/26/2028	7.674%	137,074	129,622
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 04/14/2029	5.906%	458,374	444,393
Total			1,192,413
Health Care 0.2%
Avantor Funding, Inc.(b),(m)
Tranche B5 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 11/08/2027	5.365%	1,101,790	1,070,291
Bausch & Lomb Corp.(b),(m)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 05/10/2027	6.098%	162,748	151,102
Change Healthcare Holdings LLC(b),(m)
Term Loan
3-month USD LIBOR + 2.500% Floor 1.000% 03/01/2024	7.750%	1,087,524	1,083,293
Gainwell Acquisition Corp.(b),(m)
Tranche B 1st Lien Term Loan
1-month USD LIBOR + 4.000% Floor 0.750% 10/01/2027	7.674%	843,561	802,015
ICON PLC(b),(m)
Term Loan
3-month USD LIBOR + 2.250% 07/03/2028	5.938%	482,419	470,841
3-month USD LIBOR + 2.250% 07/03/2028	5.938%	120,195	117,310
Medline Borrower LP(b),(m)
Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 10/23/2028	2.250%	995,000	913,221
Petvet Care Centers LLC(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.750% 02/14/2025	6.615%	150,027	138,212
Total			4,746,285
Media and Entertainment 0.0%
Diamond Sports Group LLC(b),(m)
2nd Lien Term Loan
1-month Term SOFR + 3.250% 08/24/2026	5.945%	625,439	119,277

CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2022	17

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Financial Institutions 0.1%
Deerfield Dakota Holdings LLC(b),(m)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 1.000% 04/09/2027	6.784%	849,652	800,092
Trans Union LLC(b),(m)
Tranche B6 Term Loan
1-month USD LIBOR + 2.250% Floor 0.500% 12/01/2028	5.365%	1,020,758	986,951
Total			1,787,043
Other Industry 0.0%
Artera Services LLC(b),(m)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 03/06/2025	2.250%	451,461	367,264
Packaging 0.1%
Berry Global, Inc.(b),(m)
Tranche Z Term Loan
1-month USD LIBOR + 1.750% 07/01/2026	4.178%	2,567,994	2,483,148
Pharmaceuticals 0.3%
Elanco Animal Health, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 1.750% 08/01/2027	4.314%	2,707,635	2,570,575
Grifols Worldwide Operations Ltd.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.000% 11/15/2027	5.115%	2,804,714	2,657,074
Horizon Therapeutics USA, Inc.(b),(m)
Tranche B2 Term Loan
1-month USD LIBOR + 1.750% Floor 0.500% 03/15/2028	4.875%	1,327,263	1,271,690
Jazz Pharmaceuticals PLC(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 05/05/2028	6.615%	1,568,858	1,513,948
Organon & Co.(b),(m)
Term Loan
1-month USD LIBOR + 3.000% Floor 0.500% 06/02/2028	6.188%	1,822,245	1,776,689
Total			9,789,976
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Property & Casualty 0.2%
Acrisure LLC(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.500% 02/15/2027	6.615%	1,314,886	1,199,281
AmWINS Group, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 2.250% Floor 0.750% 02/19/2028	5.365%	3,438,775	3,283,239
Total			4,482,520
Restaurants 0.0%
1011778 BC ULC(b),(m)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	4.871%	528,547	504,291
Technology 0.1%
athenahealth Group, Inc.(b),(m),(n),(o)
Delayed Draw Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	3.500%	185,207	165,575
athenahealth Group, Inc.(b),(m)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/15/2029	6.576%	1,089,990	974,451
Central Parent, Inc.(b),(m),(n)
1st Lien Term Loan B
1-month Term SOFR + 4.500% Floor 0.500% 07/06/2029	6.610%	664,830	639,220
Coherent Corp.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 0.500% 07/02/2029	5.314%	170,196	164,524
Entegris, Inc.(b),(m)
Tranche B Term Loan
1-month Term SOFR + 3.000% 07/06/2029	5.901%	560,000	555,022
Ingram Micro, Inc.(b),(m)
Term Loan
1-month USD LIBOR + 3.500% Floor 0.500% 06/30/2028	7.174%	687,074	668,180

18	CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2022 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Mitnick Corporate Purchaser, Inc.(b),(m),(n)
Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 05/02/2029	7.393%	146,000	137,605
Peraton Corp.(b),(m)
Tranche B 1st Lien Term Loan
3-month USD LIBOR + 3.750% Floor 0.750% 02/01/2028	6.865%	375,072	354,818
Proofpoint, Inc.(b),(m)
1st Lien Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 08/31/2028	6.320%	269,274	252,331
RealPage, Inc.(b),(m)
Trache B Term Loan
1-month USD LIBOR + 3.250% Floor 0.500% 04/24/2028	2.250%	145,000	135,616
Total			4,047,342
Wireless 0.1%
SBA Senior Finance II LLC(b),(m)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	4.870%	1,393,162	1,353,109
Wirelines 0.1%
Lumen Technologies, Inc.(b),(m)
Tranche B Term Loan
1-month USD LIBOR + 2.250% 03/15/2027	5.365%	243,125	220,675
Telenet Financing USD LLC(b),(m)
Term Loan
6-month USD LIBOR + 2.000% 04/30/2028	4.818%	750,000	709,687
Zayo Group Holdings, Inc.(b),(m)
Term Loan
1-month Term SOFR + 4.250% Floor 0.500% 03/09/2027	7.284%	375,710	325,459
1-month USD LIBOR + 3.000% 03/09/2027	6.115%	2,980,724	2,481,840
Total			3,737,661
Total Senior Loans (Cost $54,138,791)			51,481,329

Treasury Bills 0.3%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 0.3%
U.S. Treasury Bills
03/16/2023	3.740%	8,120,000	7,983,551
Total Treasury Bills (Cost $7,982,587)			7,983,551

U.S. Treasury Obligations 9.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
08/31/2024	3.250%	32,070,000	31,489,984
09/30/2024	4.250%	28,500,000	28,513,359
09/15/2025	3.500%	5,600,000	5,486,250
08/31/2027	3.125%	9,265,000	8,887,886
09/30/2027	4.125%	31,345,000	31,403,577
08/15/2032	2.750%	16,230,000	14,847,914
11/15/2041	2.000%	112,140,000	80,250,187
02/15/2042	2.375%	35,840,000	27,462,400
08/15/2052	3.000%	52,729,000	45,511,718
Total U.S. Treasury Obligations (Cost $306,585,707)			273,853,275

Money Market Funds 23.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(p),(q)	698,857,713	698,508,285
Total Money Market Funds (Cost $698,477,511)		698,508,285
Total Investments in Securities (Cost: $3,884,074,276)		3,577,116,156
Other Assets & Liabilities, Net		(641,412,143)
Net Assets		2,935,704,013

At September 30, 2022, securities and/or cash totaling $20,262,662 were pledged as collateral.
CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2022	19

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2022 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	3,566	12/2022	USD	732,422,972	—	(11,167,016)
U.S. Treasury 5-Year Note	3,043	12/2022	USD	327,146,275	—	(11,670,533)
U.S. Treasury Ultra 10-Year Note	112	12/2022	USD	13,270,250	—	(168,238)
U.S. Ultra Treasury Bond	340	12/2022	USD	46,580,000	—	(4,204,695)
Total					—	(27,210,482)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At September 30, 2022, the total value of these securities amounted to $707,351,276, which represents 24.09% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of September 30, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2022.
(d)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(e)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2022, the total value of these securities amounted to $12, which represents less than 0.01% of total net assets.
(f)	Non-income producing investment.
(g)	Valuation based on significant unobservable inputs.
(h)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of September 30, 2022.
(i)	Zero coupon bond.
(j)	Principal and interest may not be guaranteed by a governmental entity.
(k)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(l)	Represents a security purchased on a when-issued basis.
(m)	The stated interest rate represents the weighted average interest rate at September 30, 2022 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)	Represents a security purchased on a forward commitment basis.
(o)	At September 30, 2022, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
athenahealth Group, Inc. Delayed Draw Term Loan 02/15/2029 3.500%	185,207

(p)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(q)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	756,024,900	2,260,725,077	(2,318,341,966)	100,274	698,508,285	(342,979)	5,307,535	698,857,713
20	CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
CTIVP® – TCW Core Plus Bond Fund, September 30, 2022 (Unaudited)
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
CVR	Contingent Value Rights
LIBOR	London Interbank Offered Rate
MTA	Monthly Treasury Average
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – TCW Core Plus Bond Fund | Third Quarter Report 2022	21

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7037_12_A01_(11/22)